Property and Equipment, Net (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 193,594	$ 24,662	$ 520,515